Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 43,414	$ 38,680	$ 50,539	$ 34,200	$ 47,264
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	608	6,749	8,311	22,815	15,609
Provision for unfunded loan commitments	(262)	143	(60)	1,811	(1,474)
Depreciation and amortization	3,510	4,320	5,333	7,000	6,323
Net amortization of discounts and premiums	2,800	2,757	3,826	2,280	1,191
Stock-based compensation expense	594	508	687	913	960
Securities (gains) losses, net	(41)	(5)	(5)	(3,016)	124
Net gain on sale of merchant card servicing business	0	(3,093)	(3,093)	0	0
Tax (benefit) expense from stock-based compensation	0	47	(96)	30	66
Mortgage loans originated for sale	(28,652)	(55,702)	(66,695)	(104,924)	(68,261)
Proceeds from the sale of loans	27,894	77,540	87,932	86,886	74,780
Deferred income taxes			(2,358)	1,038	2,448
Gain on the sale of loans, net	(232)	(776)	(874)	(1,612)	(875)
Net (increase) decrease in interest receivable	(604)	(21)	(130)	973	589
Net decrease in interest payable	(423)	(2,230)	(2,005)	(1,376)	(443)
Net decrease (increase) in other assets	10,749	21,543	25,681	18,815	4,132
Net (decrease) increase in other liabilities	(897)	(22,543)	(20,917)	18,057	(8,531)
Net Cash Provided by Operating Activities	58,458	67,917	86,076	83,890	73,902
INVESTING ACTIVITIES
Purchases of securities available-for-sale	(149,268)	(102,419)	(144,752)	(166,786)	(135,447)
Proceeds from maturities, prepayments and calls of securities available-for-sale	46,662	50,177	66,744	87,604	71,318
Proceeds from sales of securities available-for-sale	1,418	94	94	66,575	70
Net (payments for) proceeds from Federal Home Loan Bank stock	(5,366)	265	1,685	5,700	4,149
Net (increase) decrease in loans	(244,836)	(177,433)	(241,172)	(21,892)	185,182
Proceeds from sale of loans not originated for resale	5,408	0	5,158	3,874	8,595
Purchases of premises and equipment	(3,220)	(2,599)	(2,833)	(2,179)	(2,531)
Proceeds from the sale of premises and equipment	98	625	643	142	404
Net cash acquired from bank acquisitions			0	18,639	0
Proceeds from the sale of merchant card servicing business	0	4,750	4,750	0	0
Net Cash (Used in) Provided by Investing Activities	(349,104)	(226,540)	(309,683)	(8,323)	131,740
FINANCING ACTIVITIES
Net (decrease) increase in core deposits	176,182	41,570	(22,767)	207,653	105,776
Net increase (decrease) in certificates of deposit	52,491	13,785	56,174	(217,311)	(87,553)
Net (decrease) increase in securities sold under repurchase agreements	(10,763)	(29,292)	(28,735)	28,442	(10,283)
Net increase (decrease) in short-term borrowings	125,000	100,000	65,000	0	75,000
Proceeds from long-term borrowings			0	4,311	4,192
Repayments of long-term borrowings	(1,768)	(11,711)	(12,291)	(15,088)	(1,682)
Repayment of junior subordinated debt	0	(45,000)	(45,000)	0	0
Redemption of preferred stock			0	0	(108,676)
Treasury shares issued-net	(163)	(86)
Purchase of treasury shares			(88)	(49)	(64)
Sale of treasury shares			0	1,047	1,946
Preferred stock dividends			0	0	(5,072)
Cash dividends paid to common shareholders	(14,858)	(13,379)	(18,137)	(17,357)	(16,830)
Tax benefit (expense) from stock-based compensation	0	(47)	96	(30)	(66)
Net Cash Provided (used) by Financing Activities	326,121	55,840	(5,748)	(8,382)	(43,312)
Net (decrease) increase in cash and cash equivalents	35,475	(102,783)	(229,355)	67,185	162,330
Cash and cash equivalents at beginning of period	108,356	337,711	337,711	270,526	108,196
Cash and Cash Equivalents at End of Period	143,831	234,928	108,356	337,711	270,526
Supplemental Disclosures
Interest paid	9,590	13,668	16,568	22,329	27,733
Income taxes paid, net of refunds	12,900	8,130	13,130	4,063	15,100
Loans transferred to held for sale	1,300	0	5,158	19,255	8,753
Net assets (liabilities) from acquisitions, excluding cash and cash equivalents			0	(683)	0
Transfers of loans to other real estate owned	$ 430	$ 493	$ 1,238	$ 1,915	$ 8,472